Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Long-Term Debt [Abstract]
Schedule of Maturities and Weighted Average Interest Rates	The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and June 30, 2024:
	Final maturity	Weighted average effective interest rate %	June 30, 2024 $	September 30, 2023 $
Convertible loan (a)	2028	23.27	39,566,409	11,258,950
Credit facility (b)	2026	20.11	28,250,007	28,747,705
Term loan	2030	33.65	9,895,641	7,718,928
Long-term debt		21.38	77,712,057	47,725,583
Current portion of long-term debt			—	—
Long-term debt			77,712,057	47,725,583

a)      Convertible loan

On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).

b)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and 2022:
	Final maturity	Weighted average effective interest rate %	2023 $	2022 $
Convertible loan (a)	2028	33.65	11,258,950	—
Credit facility (b)	2026	17.58	28,747,705	30,000,000
Term loan (c)	2030	33.65	7,718,928	10,034,513
Other loan (e)	2023	N/A	—	1,582,780
Long-term debt		23.96	47,725,583	41,617,293
Current portion of long-term debt			—	30,342,675
Long-term debt			47,725,583	11,274,618

Schedule of Black-Scholes Option Pricing Model	The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:
	Conversion option	Warrants
Fair value of the underlying share	US$ 4.74	US$ 61.09
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4.05%	4.89%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%
The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:
	Conversion option	Warrants
Fair value of the underlying share	US$ 1.67	US$ 22.92
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4%	5%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%